Note 9 - Stock-based Compensation (Tables)	12 Months Ended
Sep. 30, 2018
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at September 30, 2017	700,000	$2.54
Granted	–	$–
Exercised	−	$–	$0
Expired	(55,000)	$3.00
Forfeited	(355,000)	$2.57
Outstanding at September 30, 2018	290,000	$2.40	$0
Exercisable at September 30, 2018	196,667	$2.68	$0

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
Exercise Price	Stock Options Outstanding	Exercisable Stock Options Outstanding	Remaining Contractual Life (in years)
$1.79	50,000	16,667	8.6
$1.81	90,000	30,000	8.4
$3.21	100,000	100,000	5.5
$2.45	50,000	50,000	3.5
	290,000	196,667

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2017	2016
Estimated fair value of options at grant date	$96,690	$34,350
Black-Scholes model assumptions:
Average expected life (years)	6	6
Average expected volatile factor	35%	38%
Average risk-free interest rate	2.4%	1.75%
Average expected dividend yield	–	–

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	2018		2017	2016
Fiscal year 2012 grant	$	‒	$5,359	$17,417
Fiscal year 2014 grant		‒	13,575	47,522
Fiscal year 2016 grant		1,789	16,221	8,745
Fiscal year 2017 grant		42,135	31,088	–

Total compensation expense		$43,924	$66,243	$73,684

Restricted Stock [Member]
Notes Tables
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	2018	2017	2016
Fiscal year 2014 grants	$–	$4,222	$14,779
Fiscal year 2015 grants	–	–	25,000
Fiscal year 2016 grants	–	43,750	78,750
Fiscal year 2017 grant	43,750	61,250	–
Fiscal year 2018 grant	61,250	–	−

	$105,000	$109,222	$118,529